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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

John Chilton, Esq.

Sullivan & Worcester LLP 1666 K Street, NW Washington, D.C. 20006
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

F
DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Consumer Discretionary - 11.2%
Amazon.com, Inc. (a)	5,958	$5,767,344
CarMax, Inc. (a)	148,968	9,393,922
Liberty Broadband Corporation - Series C (a)	54,649	4,740,801
Liberty SiriusXM Group - Series C (a)	141,684	5,908,223
NIKE, Inc. - Class B	115,837	6,834,383
Priceline Group, Inc. (The) (a)	4,726	8,840,077
Walt Disney Company (The)	55,331	5,878,919
		47,363,669
Consumer Staples - 8.0%
Anheuser-Busch InBev S.A./N.V. - ADR	42,895	4,733,892
Hormel Foods Corporation	177,226	6,045,179
Mondelēz International, Inc. - Class A	146,710	6,336,405
Nestlé S.A. - ADR	117,457	10,242,251
PepsiCo, Inc.	58,966	6,809,983
		34,167,710
Energy - 5.7%
Chevron Corporation	45,362	4,732,618
Exxon Mobil Corporation	75,578	6,101,412
Marathon Petroleum Corporation	139,408	7,295,221
Schlumberger Ltd.	90,110	5,932,842
		24,062,093
Financials - 18.7%
Berkshire Hathaway, Inc. - Class B (a)	65,366	11,071,039
Brookfield Asset Management, Inc. - Class A	354,654	13,905,983
Capital One Financial Corporation	164,589	13,598,343
Citigroup, Inc.	182,362	12,196,371
CME Group, Inc.	49,857	6,244,091
JPMorgan Chase & Company	88,652	8,102,793
Markel Corporation (a)	14,638	14,284,639
		79,403,259
Health Care - 14.6%
Allergan plc	27,057	6,577,286
AmerisourceBergen Corporation	92,875	8,779,474
Amgen, Inc.	31,781	5,473,642
Celgene Corporation (a)	73,658	9,565,964
Danaher Corporation	128,757	10,865,803
Johnson & Johnson	94,987	12,565,830
Merck & Company, Inc.	123,720	7,929,215
		61,757,214

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Industrials - 11.3%
FedEx Corporation	43,851	$9,530,138
General Dynamics Corporation	39,439	7,812,866
General Electric Company	235,961	6,373,306
Johnson Controls International plc	137,394	5,957,404
Southwest Airlines Company	153,531	9,540,416
Union Pacific Corporation	79,079	8,612,494
		47,826,624
Information Technology - 17.1%
Accenture plc - Class A	88,461	10,940,857
Adobe Systems, Inc. (a)	74,614	10,553,404
Alphabet, Inc. - Class A (a)	7,625	7,088,810
Alphabet, Inc. - Class C (a)	6,677	6,067,590
Apple, Inc.	40,822	5,879,184
Applied Materials, Inc.	115,564	4,773,949
Facebook, Inc. - Class A (a)	49,977	7,545,527
MasterCard, Inc. - Class A	55,275	6,713,149
Visa, Inc. - Class A	137,296	12,875,619
		72,438,089
Materials - 3.4%
Ecolab, Inc.	62,069	8,239,660
Martin Marietta Materials, Inc.	27,211	6,056,624
		14,296,284
Real Estate - 4.6%
American Tower Corporation	100,937	13,355,984
Weyerhaeuser Company	188,445	6,312,907
		19,668,891

Total Common Stocks (Cost $270,054,545)		$400,983,833

EXCHANGE-TRADED FUNDS - 3.1%	Shares	Value
iShares Nasdaq Biotechnology ETF	21,667	$6,718,503
iShares U.S. Home Construction ETF	195,909	6,649,151
Total Exchange-Traded Funds (Cost $11,551,627)		$13,367,654

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.5%	Shares	Value
First American Treasury Obligations Fund – Class Z, 0.84% (b) (Cost $6,263,843)	6,263,843	$6,263,843

Total Investments at Value - 99.2% (Cost $287,870,015)		$420,615,330

Other Assets in Excess of Liabilities - 0.8%		3,312,563

Net Assets - 100.0%		$423,927,893

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2017.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

COMMON STOCKS - 93.4%	Shares	Value
Consumer Discretionary - 8.8%
Carnival Corporation	148,080	$9,709,606
General Motors Company	228,245	7,972,598
McDonald's Corporation	57,545	8,813,592
Time Warner, Inc.	129,790	13,032,214
VF Corporation	208,655	12,018,528
		51,546,538
Consumer Staples - 12.1%
Altria Group, Inc.	117,356	8,739,501
Anheuser-Busch InBev S.A./N.V. - ADR	69,160	7,632,498
Coca-Cola Company (The)	244,370	10,959,994
CVS Health Corporation	127,010	10,219,225
Diageo plc - ADR	113,550	13,606,696
PepsiCo, Inc.	94,130	10,871,074
Philip Morris International, Inc.	77,790	9,136,436
		71,165,424
Energy - 9.6%
Chevron Corporation	66,591	6,947,439
Enbridge, Inc.	204,967	8,159,736
Exxon Mobil Corporation	83,650	6,753,065
Marathon Petroleum Corporation	164,220	8,593,633
Occidental Petroleum Corporation	198,435	11,880,303
Royal Dutch Shell plc - Class B - ADR	257,370	14,008,649
		56,342,825
Financials - 19.2%
Capital One Financial Corporation	210,865	17,421,666
Citigroup, Inc.	245,705	16,432,750
Fairfax Financial Holdings Ltd.	17,428	7,543,710
FNF Group	423,995	19,007,696
JPMorgan Chase & Company	180,760	16,521,464
Markel Corporation (a)	16,460	16,062,656
Synchrony Financial	311,220	9,280,580
Wells Fargo & Company	194,575	10,781,401
		113,051,923
Health Care - 10.7%
AmerisourceBergen Corporation	94,740	8,955,772
Bristol-Myers Squibb Company	220,115	12,264,808
Gilead Sciences, Inc.	112,490	7,962,042
Johnson & Johnson	146,950	19,440,015
Merck & Company, Inc.	221,450	14,192,731
		62,815,368

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.4% (Continued)	Shares	Value
Industrials - 13.7%
3M Company	59,090	$12,301,947
Boeing Company (The)	58,165	11,502,129
Delta Air Lines, Inc.	166,395	8,942,067
Eaton Corporation plc	122,597	9,541,725
General Electric Company	419,370	11,327,184
Illinois Tool Works, Inc.	79,025	11,320,331
Watsco, Inc.	102,250	15,766,950
		80,702,333
Information Technology - 3.9%
Cisco Systems, Inc.	364,930	11,422,309
Microsoft Corporation	167,708	11,560,112
		22,982,421
Materials - 5.5%
International Paper Company	193,705	10,965,640
Potash Corporation of Saskatchewan, Inc.	502,915	8,197,514
PPG Industries, Inc.	119,510	13,141,320
		32,304,474
Real Estate - 6.9%
Equity LifeStyle Properties, Inc.	98,445	8,499,741
Gaming and Leisure Properties, Inc.	260,109	9,798,306
Lamar Advertising Company - Class A	144,145	10,604,748
W.P. Carey, Inc.	176,649	11,660,600
		40,563,395
Telecommunication Services - 1.4%
Verizon Communications, Inc.	178,085	7,953,276

Utilities - 1.6%
Dominion Energy, Inc.	125,780	9,638,521

Total Common Stocks (Cost $443,625,094)		$549,066,498

EXCHANGE-TRADED FUNDS - 2.0%	Shares	Value
Vanguard FTSE Emerging Markets ETF (Cost $11,370,406)	281,530	$11,494,870

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.4%	Shares	Value
First American Treasury Obligations Fund – Class Z, 0.84% (b) (Cost $26,094,281)	26,094,281	$26,094,281

Total Investments at Value - 99.8% (Cost $481,089,781)		$586,655,649

Other Assets in Excess of Liabilities - 0.2%		901,540

Net Assets - 100.0%		$587,557,189

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2017.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Consumer Discretionary - 30.6%
CarMax, Inc. (a)	310,535	$19,582,337
DISH Network Corporation - Class A (a)	308,030	19,331,963
Dollar Tree, Inc. (a)	238,271	16,659,908
Liberty Broadband Corporation - Series C (a)	120,340	10,439,495
Live Nation Entertainment, Inc. (a)	617,514	21,520,363
LKQ Corporation (a)	346,986	11,433,189
TripAdvisor, Inc. (a)	326,135	12,458,357
		111,425,612
Consumer Staples - 2.8%
Church & Dwight Company, Inc.	196,715	10,205,574

Financials - 21.9%
Brookfield Asset Management, Inc. - Class A	516,652	20,257,925
Capital One Financial Corporation	232,174	19,182,216
Fairfax Financial Holdings Ltd.	19,718	8,534,936
FNF Group	362,730	16,261,186
Markel Corporation (a)	16,067	15,679,143
		79,915,406
Health Care - 3.3%
Zoetis, Inc.	192,150	11,986,317

Industrials - 19.4%
Colfax Corporation (a)	563,071	22,168,105
Genesee & Wyoming, Inc. - Class A (a)	200,395	13,705,014
WABCO Holdings, Inc. (a)	151,975	19,378,332
Watsco, Inc.	50,820	7,836,444
Xylem, Inc.	141,385	7,836,971
		70,924,866
Information Technology - 6.6%
Black Knight Financial Services, Inc. - Class A (a)	93,425	3,825,754
Intuit, Inc.	114,694	15,232,510
MercadoLibre, Inc.	19,416	4,871,086
		23,929,350
Materials - 7.8%
Martin Marietta Materials, Inc.	56,530	12,582,448
Sherwin-Williams Company (The)	45,620	16,010,795
		28,593,243

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Real Estate - 6.0%
American Tower Corporation	164,410	$21,754,731

Total Common Stocks (Cost $301,069,825)		$358,735,099

MONEY MARKET FUNDS - 1.6%	Shares	Value
First American Treasury Obligations Fund – Class Z, 0.84% (b) (Cost $5,993,507)	5,993,507	$5,993,507

Total Investments at Value - 100.0% (Cost $307,063,332)		$364,728,606

Liabilities in Excess of Other Assets - (0.0%) (c)		(176,874)

Net Assets - 100.0%		$364,551,732

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2017.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Consumer Discretionary - 22.0%
Cable One, Inc.	2,914	$2,071,562
Core-Mark Holding Company, Inc.	64,066	2,118,022
Eldorado Resorts, Inc. (a)	78,454	1,569,080
Etsy, Inc. (a)	40,000	600,000
Liberty TripAdvisor Holdings, Inc. - Series A (a)	177,196	2,055,474
Live Nation Entertainment, Inc. (a)	67,321	2,346,137
Monarch Casino & Resort, Inc. (a)	118,330	3,579,482
Pool Corporation	12,400	1,457,868
Red Rock Resorts, Inc. - Class A	60,000	1,413,000
Unifi, Inc. (a)	29,887	920,520
		18,131,145
Consumer Staples - 7.4%
Boston Beer Company, Inc. (The) - Class A (a)	14,071	1,859,483
Seaboard Corporation	557	2,225,215
Snyder's-Lance, Inc.	58,222	2,015,645
		6,100,343
Energy - 4.3%
Alliance Holdings GP, L.P.	62,974	1,492,484
CNX Coal Resources, L.P.	23,415	350,054
Dominion Midstream Partners, L.P.	30,715	886,128
Navigator Holdings Ltd. (a)	95,381	791,662
		3,520,328
Financials - 12.7%
Cohen & Steers, Inc.	59,875	2,427,333
Diamond Hill Investment Group, Inc.	8,428	1,680,543
Kinsale Capital Group, Inc.	58,062	2,166,293
PRA Group, Inc. (a)	45,000	1,705,500
TowneBank	81,001	2,494,831
		10,474,500
Health Care - 6.8%
Aratana Therapeutics, Inc. (a)	139,000	1,004,970
Heska Corporation (a)	13,610	1,389,173
Trupanion, Inc. (a)	50,000	1,119,000
VWR Corporation (a)	64,764	2,137,859
		5,651,002
Industrials - 27.0%
AMERCO	2,689	984,335
American Woodmark Corporation (a)	26,384	2,520,991
Builders FirstSource, Inc. (a)	121,118	1,855,528
Colfax Corporation (a)	65,468	2,577,475

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Industrials - 27.0% (Continued)
Covenant Transportation Group, Inc. - Class A (a)	73,940	$1,296,168
Genesee & Wyoming, Inc. - Class A (a)	37,968	2,596,632
Knight Transportation, Inc.	25,000	926,250
Marten Transport Ltd.	54,331	1,488,669
Mistras Group, Inc. (a)	85,419	1,876,656
NOW, Inc. (a)	80,000	1,286,400
On Assignment, Inc. (a)	23,987	1,298,896
WABCO Holdings, Inc. (a)	14,019	1,787,563
Watsco, Inc.	11,340	1,748,628
		22,244,191
Information Technology - 2.6%
Black Knight Financial Services, Inc. - Class A (a)	51,652	2,115,150

Materials - 6.4%
MAG Silver Corporation (a)	157,005	2,047,345
NewMarket Corporation	2,637	1,214,286
Summit Materials, Inc. - Class A (a)	40,000	1,154,800
Tahoe Resources, Inc.	101,486	874,809
		5,291,240
Real Estate - 6.8%
FRP Holdings, Inc. (a)	56,852	2,623,720
Lamar Advertising Company - Class A	24,278	1,786,132
Outfront Media, Inc.	53,774	1,243,255
		5,653,107
Telecommunication Services - 1.3%
Shenandoah Telecommunications Company	34,760	1,067,132

Total Common Stocks (Cost $70,555,832)		$80,248,138

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.4%	Shares	Value
First American Treasury Obligations Fund – Class Z, 0.84% (b) (Cost $2,022,100)	2,022,100	$2,022,100

Total Investments at Value - 99.7% (Cost $72,577,932)		$82,270,238

Other Assets in Excess of Liabilities - 0.3%		237,054

Net Assets - 100.0%		$82,507,292

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2017.

See accompanying notes to Schedules of Investments.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

COMMON STOCKS - 59.6%	Shares	Value
Consumer Discretionary - 4.9%
Carnival Corporation	13,790	$904,210
General Motors Company	21,245	742,088
McDonald's Corporation	5,360	820,938
Time Warner, Inc.	12,095	1,214,459
VF Corporation	19,390	1,116,864
		4,798,559
Consumer Staples - 6.7%
Altria Group, Inc.	10,925	813,585
Anheuser-Busch InBev S.A./N.V. - ADR	6,430	709,615
Coca-Cola Company (The)	22,745	1,020,113
CVS Health Corporation	11,800	949,428
Diageo plc - ADR	10,570	1,266,603
PepsiCo, Inc.	8,755	1,011,115
Philip Morris International, Inc.	7,225	848,576
		6,619,035
Energy - 7.6%
Alliance Resource Partners, L.P.	37,580	710,262
Chevron Corporation	6,180	644,759
Dominion Midstream Partners, L.P.	26,290	758,467
Enbridge, Inc.	19,083	759,694
Exxon Mobil Corporation	7,785	628,483
Marathon Petroleum Corporation	15,345	803,004
MPLX, L.P.	22,750	759,850
Occidental Petroleum Corporation	18,475	1,106,098
Royal Dutch Shell plc - Class B - ADR	23,595	1,284,276
		7,454,893
Financials - 12.6%
Capital One Financial Corporation	19,630	1,621,831
Citigroup, Inc.	22,875	1,529,880
Cohen & Steers, Inc.	22,045	893,704
Fairfax Financial Holdings Ltd.	1,635	707,710
FNF Group	39,470	1,769,440
JPMorgan Chase & Company	16,890	1,543,746
Lazard Ltd. - Class A	20,230	937,256
Markel Corporation (a)	1,542	1,504,776
Synchrony Financial	28,535	850,914
Wells Fargo & Company	18,050	1,000,150
		12,359,407
Health Care - 5.9%
AmerisourceBergen Corporation	8,685	820,993

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 59.6% (Continued)	Shares	Value
Health Care - 5.9% (Continued)
Bristol-Myers Squibb Company	20,500	$1,142,260
Gilead Sciences, Inc.	10,430	738,236
Johnson & Johnson	13,680	1,809,727
Merck & Company, Inc.	20,620	1,321,536
		5,832,752
Industrials - 7.6%
3M Company	5,495	1,144,004
Boeing Company (The)	5,405	1,068,839
Delta Air Lines, Inc.	15,435	829,477
Eaton Corporation plc	11,420	888,819
General Electric Company	39,035	1,054,335
Illinois Tool Works, Inc.	7,350	1,052,887
Watsco, Inc.	9,520	1,467,984
		7,506,345
Information Technology - 2.2%
Cisco Systems, Inc.	33,490	1,048,237
Microsoft Corporation	15,610	1,075,997
		2,124,234
Materials - 3.1%
International Paper Company	18,030	1,020,678
Potash Corporation of Saskatchewan, Inc.	46,810	763,003
PPG Industries, Inc.	11,130	1,223,855
		3,007,536
Real Estate - 5.4%
Equity LifeStyle Properties, Inc.	9,165	791,306
Gaming and Leisure Properties, Inc.	24,365	917,830
Lamar Advertising Company - Class A	13,425	987,677
Outfront Media, Inc.	31,770	734,522
Tanger Factory Outlet Centers, Inc.	28,745	746,795
W.P. Carey, Inc.	16,450	1,085,865
		5,263,995
Telecommunication Services - 0.8%
Verizon Communications, Inc.	16,580	740,463

Utilities - 2.8%
Brookfield Infrastructure Partners, L.P.	23,275	952,180
Brookfield Renewable Partners, L.P.	28,660	915,400

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 59.6% (Continued)	Shares	Value
Utilities - 2.8% (Continued)
Dominion Energy, Inc.	11,720	$898,104
		2,765,684

Total Common Stocks (Cost $53,689,349)		$58,472,903

FIXED RATE CORPORATE BONDS - 27.7%	Par Value	Value
Consumer Discretionary - 3.5%
Amazon.com, Inc., 3.30%, due 12/05/2021	$1,500,000	$1,563,589
Ford Motor Company, 4.346%, due 12/08/2026	1,250,000	1,286,800
Home Depot, Inc. (The), 4.40%, due 04/01/2021	500,000	538,906
		3,389,295
Consumer Staples - 6.8%
Altria Group, Inc., 4.75%, due 05/05/2021	600,000	654,425
Anheuser-Busch InBev S.A./N.V., 3.30%, due 02/01/2023	1,300,000	1,338,650
CVS Health Corporation, 3.875%, due 07/20/2025	1,300,000	1,351,670
J.M. Smucker Company (The), 3.50%, due 10/15/2021	1,000,000	1,042,064
PepsiCo, Inc., 2.75%, due 03/05/2022	950,000	971,023
Sysco Corporation, 2.60%, due 10/01/2020	1,250,000	1,265,481
		6,623,313
Energy - 2.6%
MPLX, L.P., 4.125%, due 03/01/2027	1,250,000	1,254,256
Occidental Petroleum Corporation, 3.50%, due 06/15/2025	1,250,000	1,276,625
		2,530,881
Financials - 5.0%
Bank of America Corporation, 2.65%, due 04/01/2019	550,000	556,624
BlackRock, Inc., 3.50%, due 03/18/2024	950,000	998,768
General Electric Capital Corporation, 4.65%, due 10/17/2021	1,000,000	1,101,561
General Motors Financial Company, 5.25%, due 03/01/2026	1,250,000	1,350,140
Goldman Sachs Group, Inc., 2.90%, due 07/19/2018	900,000	910,222
		4,917,315
Health Care - 4.6%
AbbVie, Inc., 2.50%, due 05/14/2020	1,300,000	1,315,071
Becton Dickinson & Company, 3.25%, due 11/12/2020	750,000	767,917

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 27.7% (Continued)	Par Value	Value
Health Care - 4.6% (Continued)
Express Scripts Holding Company, 3.00%, due 07/15/2023	$1,000,000	$993,125
Teva Pharmaceutical Finance Netherlands III B.V., 2.80%, due 07/21/2023	1,500,000	1,458,967
		4,535,080
Industrials - 1.8%
Burlington Northern Santa Fe, LLC, 4.70%, due 10/01/2019	350,000	372,097
Deere & Company, 4.375%, due 10/16/2019	500,000	527,881
United Technologies Corporation, 4.50%, due 04/15/2020	850,000	908,884
		1,808,862
Information Technology - 1.8%
Apple, Inc., 3.20%, due 05/13/2025	1,000,000	1,021,307
Applied Materials, Inc., 3.30%, due 04/01/2027	750,000	762,190
		1,783,497
Telecommunication Services - 1.6%
AT&T, Inc., 2.30%, due 03/11/2019	900,000	905,338
Verizon Communications, Inc.,
3.00%, due 11/01/2021	500,000	506,621
3.50%, due 11/01/2021	200,000	206,820
		1,618,779

Total Fixed Rate Corporate Bonds (Cost $27,232,297)		$27,207,022

VARIABLE RATE CORPORATE BONDS (b) - 8.9%	Par Value	Value
Financials - 6.4%
American Express Credit Corporation, 1.951%, due 11/05/2018	$1,250,000	$1,259,280
Bank of America Corporation, 1.799%, due 08/25/2017	189,000	189,121
Bank of New York Mellon (The), 1.730%, due 08/01/2018	400,000	402,193
JPMorgan Chase & Company, 2.682%, due 03/01/2021	1,500,000	1,546,659
Morgan Stanley, 1.982%, due 02/14/2020	1,250,000	1,255,125
Royal Bank of Canada, 1.712%, due 07/30/2018	471,000	473,000
Toronto-Dominion Bank (The), 1.993%, due 01/22/2019	500,000	504,656

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

VARIABLE RATE CORPORATE BONDS (b) - 8.9% (Continued)	Par Value	Value
Financials - 6.4% (Continued)
Wells Fargo & Company, 2.230%, due 12/07/2020	$679,000	$688,866
		6,318,900
Health Care - 1.6%
Amgen, Inc., 1.772%, due 05/22/2019	1,500,000	1,512,216

Information Technology - 0.7%
Cisco Systems, Inc., 1.614%, due 09/20/2019	670,000	674,325

Telecommunication Services - 0.2%
Verizon Communications, Inc., 2.992%, due 09/14/2018	200,000	203,619

Total Variable Rate Corporate Bonds (Cost $8,680,714)		$8,709,060

EXCHANGE-TRADED FUNDS - 1.1%	Shares	Value
Vanguard FTSE Emerging Markets ETF (Cost $1,049,773)	25,985	$1,060,968

MONEY MARKET FUNDS - 2.0%	Shares	Value
First American Treasury Obligations Fund – Class Z, 0.84% (c) (Cost $1,932,132)	1,932,132	$1,932,132

Total Investments at Value - 99.3% (Cost $92,584,265)		$97,382,085

Other Assets in Excess of Liabilities - 0.7%		735,264

Net Assets - 100.0%		$98,117,349

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate securities. The rates shown are the effective interest rates as of 06/30/2017.
(c)	The rate shown is the 7-day effective yield as of June 30, 2017.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2017 (Unaudited)

1. Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies.

Fixed income securities, including corporate bonds, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy. When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including corporate bonds, held by Davenport Balanced Income Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2017 by security type:

Davenport Core Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$400,983,833	$-	$-	$400,983,833
Exchange-Traded Funds	13,367,654	-	-	13,367,654
Money Market Funds	6,263,843	-	-	6,263,843
Total	$420,615,330	$-	$-	$420,615,330

Davenport Value & Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$549,066,498	$-	$-	$549,066,498
Exchange-Traded Funds	11,494,870	-	-	11,494,870
Money Market Funds	26,094,281	-	-	26,094,281
Total	$586,655,649	$-	$-	$586,655,649

Davenport Equity Opportunities Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$358,735,099	$-	$-	$358,735,099
Money Market Funds	5,993,507	-	-	5,993,507
Total	$364,728,606	$-	$-	$364,728,606

Davenport Small Cap Focus Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$80,248,138	$-	$-	$80,248,138
Money Market Funds	2,022,100	-	-	2,022,100
Total	$82,270,238	$-	$-	$82,270,238

Davenport Balanced Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$58,472,903	$-	$-	$58,472,903
Fixed Rate Corporate Bonds	-	27,207,022	-	27,207,022
Variable Rate Corporate Bonds	-	8,709,060	-	8,709,060
Exchange-Traded Funds	1,060,968	-	-	1,060,968
Money Market Funds	1,932,132	-	-	1,932,132
Total	$61,466,003	$35,916,082	$-	$97,382,085

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. As of June 30, 2017, the Funds did not have any transfers into or out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of June 30, 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2017:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund

Cost of portfolio investments	$287,882,493	$481,089,781	$307,064,007	$72,601,821	$92,492,577

Gross unrealized appreciation	$136,076,250	$117,776,663	$74,021,384	$13,599,949	$6,193,446
Gross unrealized depreciation	(3,343,413)	(12,210,795)	(16,356,785)	(3,931,532)	(1,303,938)

Net unrealized appreciation	$132,732,837	$105,565,868	$57,664,599	$9,668,417	$4,889,508

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for each Fund, except Davenport Value & Income Fund, is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and/or adjustments to basis on publicly traded partnerships and passive foreign investment companies.

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of June 30, 2017, Davenport Equity Opportunities Fund had 30.6% of the value of its net assets invested in stocks within the Consumer Discretionary sector and Davenport Small Cap Focus Fund had 27.0% of the value of its net assets invested in stocks within the Industrials sector.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Consumer Discretionary - 9.9%
Coach, Inc. (a)	11,000	$520,740
Ford Motor Company	39,000	436,410
Kohl's Corporation	10,600	409,902
Nordstrom, Inc. (a)	8,900	425,687
Staples, Inc.	32,500	327,275
Target Corporation	9,500	496,755
		2,616,769
Consumer Staples - 6.6%
Coca-Cola Company (The) (a)	6,000	269,100
CVS Health Corporation	5,000	402,300
Procter & Gamble Company (The) (a)	9,000	784,350
Wal-Mart Stores, Inc.	3,700	280,016
		1,735,766
Energy - 10.6%
Chevron Corporation	4,800	500,784
ConocoPhillips	12,000	527,520
Exxon Mobil Corporation	4,500	363,285
Occidental Petroleum Corporation	8,300	496,921
Royal Dutch Shell plc - Class B - ADR	9,500	517,085
Schlumberger Ltd.	5,700	375,288
		2,780,883
Financials - 22.9%
BB&T Corporation	15,500	703,855
JPMorgan Chase & Company	12,000	1,096,800
KeyCorp (a)	39,940	748,475
Manulife Financial Corporation (a)	20,000	375,200
MetLife, Inc.	10,200	560,388
People's United Financial, Inc.	25,000	441,500
Prudential Financial, Inc.	6,000	648,840
U.S. Bancorp	14,200	737,264
Wells Fargo & Company	13,000	720,330
		6,032,652
Health Care - 8.3%
Amgen, Inc. (a)	2,400	413,352
Eli Lilly & Company	5,500	452,650
Johnson & Johnson	2,600	343,954
Merck & Company, Inc.	5,400	346,086
Pfizer, Inc.	19,000	638,210
		2,194,252
Industrials - 11.4%
Eaton Corporation plc	8,000	622,640

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
Industrials - 11.4% (Continued)
Emerson Electric Company (a)	10,000	$596,200
General Electric Company	20,800	561,808
Koninklijke Philips N.V. (a)	6,579	235,660
United Parcel Service, Inc. - Class B	3,600	398,124
United Technologies Corporation (a)	4,700	573,917
		2,988,349
Information Technology - 13.5%
Apple, Inc. (a)	5,200	748,904
Cisco Systems, Inc.	20,000	626,000
HP, Inc. (a)	30,000	524,400
Intel Corporation	11,000	371,140
International Business Machines Corporation	4,500	692,235
Microsoft Corporation	4,500	310,185
Western Union Company (The) (a)	14,000	266,700
		3,539,564
Materials - 3.6%
LyondellBasell Industries N.V. - Class A	6,100	514,779
Mosaic Company (The)	9,000	205,470
Rio Tinto plc - ADR	5,600	236,936
		957,185
Real Estate - 2.5%
Public Storage	1,200	250,236
Ventas, Inc. (a)	6,000	416,880
		667,116
Telecommunication Services - 3.4%
AT&T, Inc.	12,800	482,944
CenturyLink, Inc.	17,000	405,960
		888,904
Utilities - 2.4%
FirstEnergy Corporation	15,000	437,400
PPL Corporation (a)	5,000	193,300
		630,700

Total Common Stocks (Cost $19,887,037)		$25,032,140

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.81% (b) (Cost $1,620,210)	1,620,210	$1,620,210

Total Investments at Value - 101.3% (Cost $21,507,247)		$26,652,350

Liabilities in Excess of Other Assets - (1.3%)		(346,016)

Net Assets - 100.0%		$26,306,334

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of June 30, 2017.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2017 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Amgen, Inc.,
01/19/2018 at $195	10	$2,860	$8,969
Apple, Inc.,
10/20/2017 at $150	15	7,050	8,129
12/15/2017 at $165	15	3,435	10,304
Coach, Inc.,
08/18/2017 at $43	50	25,000	6,348
Coca-Cola Company (The),
01/19/2018 at $47	60	4,740	5,817
Emerson Electric Company,
09/15/2017 at $65	50	1,900	11,597
HP, Inc.,
11/17/2017 at $20	150	4,650	11,543
KeyCorp,
01/19/2018 at $20	200	17,000	17,391
Koninklijke Philips N.V.,
07/21/2017 at $30	2	1,240	394
10/20/2017 at $35	63	14,175	6,738
Manulife Financial Corporation,
12/15/2017 at $19	200	23,000	15,391
Nordstrom, Inc.,
10/20/2017 at $55	63	7,371	12,198
PPL Corporation,
10/20/2017 at $39	50	5,250	4,598
Procter & Gamble Company (The),
07/21/2017 at $90	50	350	8,898
United Technologies Corporation,
01/19/2018 at $125	25	9,875	7,924
Ventas, Inc.,
11/17/2017 at $70	30	7,800	5,309
Western Union Company (The),
08/18/2017 at $21	140	2,100	12,174
		$137,796	$153,722

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

COMMON STOCKS - 75.9%	Shares	Value
Consumer Discretionary - 9.0%
Bloomin' Brands, Inc.	29,000	$615,670
Coach, Inc.	11,000	520,740
Ford Motor Company	40,000	447,600
Kohl's Corporation	15,000	580,050
Staples, Inc.	35,000	352,450
Target Corporation	9,500	496,755
		3,013,265
Consumer Staples - 4.8%
CVS Health Corporation	4,800	386,208
PepsiCo, Inc.	2,500	288,725
Procter & Gamble Company (The)	4,500	392,175
Wal-Mart Stores, Inc.	7,000	529,760
		1,596,868
Energy - 8.5%
Baker Hughes, Inc.	8,000	436,080
Chevron Corporation	5,000	521,650
ConocoPhillips	11,000	483,560
Devon Energy Corporation	11,000	351,670
Occidental Petroleum Corporation	8,200	490,934
Royal Dutch Shell plc - Class B - ADR	10,000	544,300
		2,828,194
Financials - 18.4%
Bank of America Corporation	45,000	1,091,700
Bank of New York Mellon Corporation (The)	13,500	688,770
Capital One Financial Corporation	6,000	495,720
JPMorgan Chase & Company	12,000	1,096,800
KeyCorp	16,320	305,837
Lincoln National Corporation (a)	14,000	946,120
MetLife, Inc.	15,000	824,100
Travelers Companies, Inc. (The)	5,500	695,915
		6,144,962
Health Care - 5.8%
Eli Lilly & Company	6,000	493,800
Johnson & Johnson	2,000	264,580
Merck & Company, Inc.	8,000	512,720
Pfizer, Inc.	20,000	671,800
		1,942,900
Industrials - 7.7%
Eaton Corporation plc	7,200	560,376
FedEx Corporation	1,700	369,461
General Electric Company	17,000	459,170

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 75.9% (Continued)	Shares	Value
Industrials - 7.7% (Continued)
Ingersoll-Rand plc	4,700	$429,533
Koninklijke Philips N.V.	7,000	250,740
United Technologies Corporation	4,200	512,862
		2,582,142
Information Technology - 14.1%
Apple, Inc.	7,800	1,123,356
Cisco Systems, Inc.	27,000	845,100
HP, Inc. (a)	20,000	349,600
International Business Machines Corporation	4,500	692,235
Microsoft Corporation	10,000	689,300
Nokia Corporation - ADR	67,000	412,720
Western Union Company (The) (a)	30,000	571,500
		4,683,811
Materials - 3.5%
E.I. du Pont de Nemours and Company (a)	4,000	322,840
Freeport-McMoRan, Inc. (b)	11,000	132,110
Mosaic Company (The)	8,000	182,640
Nucor Corporation	3,000	173,610
Rio Tinto plc - ADR	8,000	338,480
		1,149,680
Real Estate - 0.9%
Ventas, Inc.	4,500	312,660

Telecommunication Services - 2.0%
AT&T, Inc.	8,000	301,840
CenturyLink, Inc.	15,000	358,200
		660,040
Utilities - 1.2%
FirstEnergy Corporation	8,000	233,280
PPL Corporation	4,000	154,640
		387,920

Total Common Stocks (Cost $17,575,861)		$25,302,442

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.5%	Par Value	Value
Federal National Mortgage Association - 1.5%
1.20%, due 07/17/2020 (Cost $500,000)	$500,000	$489,192

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 12.9%	Par Value	Value
Consumer Discretionary - 1.5%
Mattel, Inc., 2.35%, due 05/06/2019	$500,000	$499,810

Energy - 3.1%
Dominion Resources, Inc., 2.50%, due 12/01/2019	500,000	503,893
Pioneer Natural Resources Company, 3.95%, due 07/15/2022	500,000	523,932
		1,027,825
Financials – 4.6%
Citigroup, Inc., 2.90%, due 12/08/2021	500,000	505,015
Unum Group, 3.00%, due 05/15/2021	500,000	504,764
Wells Fargo & Company, 3.50%, due 03/08/2022	500,000	519,430
		1,529,209
Industrials - 2.2%
Ryder System, Inc., 2.50%, due 05/11/2020	750,000	754,076

Utilities - 1.5%
PSEG Power LLC, 3.00%, due 06/15/2021	500,000	507,684

Total Corporate Bonds (Cost $4,265,275)		$4,318,604

CLOSED-END FUNDS - 0.9%	Shares	Value
Prudential Short Duration High Yield Fund, Inc. (Cost $291,069)	20,000	$305,400

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 10.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.81% (c)	3,246,384	$3,246,384
First American Government Obligations Fund - Class Z, 0.85% (c)	222,022	222,022
Total Money Market Funds (Cost $3,468,406)		$3,468,406

Total Investments at Value - 101.6% (Cost $26,100,611)		$33,884,044

Liabilities in Excess of Other Assets - (1.6%)		(540,999)

Net Assets - 100.0%		$33,343,045

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of June 30, 2017.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2017 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
E.I. du Pont de Nemours and Company,
07/21/2017 at $75	40	$22,480	$16,278
HP, Inc.,
11/17/2017 at $20	60	1,860	4,618
Lincoln National Corporation,
07/21/2017 at $72.5	20	420	7,539
Western Union Company (The),
08/18/2017 at $20	150	3,750	13,793
		$28,510	$42,228

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2017 (Unaudited)

1.   Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange, including common stocks and closed-end funds, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Covered call options written by the Funds are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchange or board of trade on which they are traded.  Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies.

Fixed income securities, including U.S. government agency obligations and corporate bonds, are typically valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy.  When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including U.S. government agency obligations and corporate bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of June 30, 2017 by security type:

FBP Equity & Dividend Plus Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$25,032,140	$-	$-	$25,032,140
Money Market Funds	1,620,210	-	-	1,620,210
Total	$26,652,350	$-	$-	$26,652,350

Other Financial Instruments:
Written Covered Call Options	$(137,796)	$-	$-	$(137,796)
Total	$(137,796)	$-	$-	$(137,796)

FBP Appreciation & Income Opportunities Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$25,302,442	$-	$-	$25,302,442
U.S. Government Agency Obligations	-	489,192	-	489,192
Corporate Bonds	-	4,318,604	-	4,318,604
Closed-End Funds	305,400	-	-	305,400
Money Market Funds	3,468,406	-	-	3,468,406
Total	$29,076,248	$4,807,796	$-	$33,884,044

Other Financial Instruments:
Written Covered Call Options	$(28,510)	$-	$-	$(28,510)
Total	$(28,510)	$-	$-	$(28,510)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type.  As of June 30, 2017, the Funds did not have any transfers into or out of any Level.  There were no Level 3 securities held in the Funds as of June 30, 2017.  It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2017:

	FBP Equity & Dividend Plus Fund	FBP Appreciation & Income Opportunities Fund

Tax cost of portfolio investments	$21,507,247	$26,100,611

Gross unrealized appreciation	$5,987,623	$8,787,598
Gross unrealized depreciation	(842,520)	(1,004,165)

Net unrealized appreciation on investements	$5,145,103	$7,783,433

Net unrealized appreciation on option contracts	$15,926	$13,718

As of June 30, 2017, the tax cost of written option contracts for FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund is $153,722 and $42,228, respectively.

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

COMMON STOCKS - 89.1%	Shares	Value
Consumer Discretionary - 9.0%
BorgWarner, Inc.	8,000	$338,880
Comcast Corporation - Class A	41,000	1,595,720
Home Depot, Inc. (The)	6,500	997,100
Lowe's Companies, Inc.	8,000	620,240
McDonald's Corporation	5,000	765,800
NIKE, Inc. - Class B	13,900	820,100
NVR, Inc. (a)	100	241,061
Walt Disney Company (The)	3,000	318,750
		5,697,651
Consumer Staples - 3.7%
Coca-Cola Company (The)	12,000	538,200
Kraft Heinz Company (The)	1,378	118,012
McCormick & Company, Inc.	7,000	682,570
Mondelēz International, Inc. - Class A	10,736	463,688
Procter & Gamble Company (The)	6,000	522,900
		2,325,370
Energy - 3.2%
Enbridge, Inc.	20,664	822,634
Pioneer Natural Resources Company	7,500	1,196,850
		2,019,484
Financials - 13.4%
Aflac, Inc.	11,565	898,369
Berkshire Hathaway, Inc. - Class B (a)	4,000	677,480
Brookfield Asset Management, Inc. - Class A	33,500	1,313,535
CME Group, Inc.	8,500	1,064,540
Everest Re Group Ltd.	1,000	254,590
Intercontinental Exchange, Inc.	20,000	1,318,400
JPMorgan Chase & Company	29,000	2,650,600
Toronto-Dominion Bank (The)	6,000	302,280
		8,479,794
Health Care - 11.4%
Abbott Laboratories	9,000	437,490
AbbVie, Inc.	11,500	833,865
Amgen, Inc.	2,000	344,460
Bio-Techne Corporation	9,000	1,057,500
Cardinal Health, Inc.	10,000	779,200
Centene Corporation (a)	7,000	559,160
Cerner Corporation (a)	8,000	531,760
Henry Schein, Inc. (a)	4,500	823,590
Merck & Company, Inc.	9,000	576,810
Pfizer, Inc.	27,000	906,930
Regeneron Pharmaceuticals, Inc. (a)	670	329,064
		7,179,829

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Industrials - 11.9%
Emerson Electric Company	13,000	$775,060
General Dynamics Corporation	7,400	1,465,940
Honeywell International, Inc.	10,000	1,332,900
Lockheed Martin Corporation	7,500	2,082,075
United Parcel Service, Inc. - Class B	2,000	221,180
United Technologies Corporation	13,500	1,648,485
		7,525,640
Information Technology - 24.8%
Accenture plc - Class A	9,500	1,174,960
Alphabet, Inc. - Class A (a)	800	743,744
Alphabet, Inc. - Class C (a)	1,302	1,183,166
Apple, Inc.	21,045	3,030,901
Automatic Data Processing, Inc.	4,500	461,070
Facebook, Inc. - Class A (a)	5,300	800,194
MasterCard, Inc. - Class A	5,750	698,338
Microsoft Corporation	11,000	758,230
NVIDIA Corporation	12,500	1,807,000
QUALCOMM, Inc.	5,000	276,100
TE Connectivity Ltd.	13,000	1,022,840
Tencent Holdings Ltd. - ADR	6,000	215,760
Texas Instruments, Inc.	12,000	923,160
Visa, Inc. - Class A	18,700	1,753,686
Western Digital Corporation	9,000	797,400
		15,646,549
Materials - 6.5%
Albemarle Corporation	8,000	844,320
Dow Chemical Company (The)	11,000	693,770
Ecolab, Inc.	6,000	796,500
Packaging Corporation of America	2,000	222,780
Praxair, Inc.	5,000	662,750
Vulcan Materials Company	7,000	886,760
		4,106,880
Real Estate - 1.9%
Mid-America Apartment Communities, Inc.	11,394	1,200,700

Utilities - 3.3%
Duke Energy Corporation	8,250	689,617
Southern Company (The)	12,000	574,560
WEC Energy Group, Inc.	14,000	859,320
		2,123,497

Total Common Stocks (Cost $31,196,105)		$56,305,394

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 4.6%	Shares	Value
Schwab Emerging Markets Equity ETF	3,000	$74,550
Vanguard FTSE Emerging Markets ETF	4,000	163,320
Vanguard Mid-Cap ETF	18,950	2,700,754
Total Exchange-Traded Funds (Cost $1,288,234)		$2,938,624

EXCHANGE-TRADED NOTES - 0.3%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $184,436)	6,000	$178,200

MONEY MARKET FUNDS - 7.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.81% (b) (Cost $4,402,964)	4,402,964	$4,402,964

Total Investments at Value - 101.0% (Cost $37,071,739)		$63,825,182

Liabilities in Excess of Other Assets - (1.0%)		(651,163)

Net Assets - 100.0%		$63,174,019

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2017.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

COMMON STOCKS - 89.7%	Shares	Value
Consumer Discretionary - 7.7%
Cracker Barrel Old Country Store, Inc.	1,500	$250,875
Gildan Activewear, Inc.	13,400	411,782
Hasbro, Inc.	7,000	780,570
Leggett & Platt, Inc.	7,000	367,710
NVR, Inc. (a)	150	361,592
Service Corporation International	16,200	541,890
Tiffany & Company	3,475	326,198
Vail Resorts, Inc.	1,500	304,245
VF Corporation	4,700	270,720
		3,615,582
Consumer Staples - 3.7%
Church & Dwight Company, Inc.	9,000	466,920
Energizer Holdings, Inc.	5,000	240,100
J.M. Smucker Company (The)	5,000	591,650
Tyson Foods, Inc. - Class A	7,000	438,410
		1,737,080
Energy - 2.8%
Oil States International, Inc. (a)	5,000	135,750
ONEOK, Inc.	11,000	573,760
Patterson-UTI Energy, Inc.	22,000	444,180
Tesoro Corporation	1,740	162,864
		1,316,554
Financials - 18.8%
Alleghany Corporation (a)	865	514,502
American Financial Group, Inc.	7,600	755,212
Arthur J. Gallagher & Company	9,250	529,563
Axis Capital Holdings Ltd.	5,000	323,300
Bank of Hawaii Corporation	6,500	539,305
Berkley (W.R.) Corporation	7,450	515,316
Brown & Brown, Inc.	10,000	430,700
CME Group, Inc.	5,735	718,251
Cullen/Frost Bankers, Inc.	4,000	375,640
Eaton Vance Corporation	12,000	567,840
Everest Re Group Ltd.	2,750	700,123
Intercontinental Exchange, Inc.	11,000	725,120
Nasdaq, Inc.	11,000	786,390
Old Republic International Corporation	24,400	476,532
ProAssurance Corporation	6,000	364,800
SEI Investments Company	10,500	564,690
		8,887,284

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.7% (Continued)	Shares	Value
Health Care - 11.2%
Bio-Rad Laboratories, Inc. - Class A (a)	1,300	$294,203
Bio-Techne Corporation	4,500	528,750
Centene Corporation (a)	6,000	479,280
Charles River Laboratories International, Inc. (a)	4,500	455,175
Chemed Corporation	3,000	613,590
Computer Programs & Systems, Inc.	3,000	98,400
Henry Schein, Inc. (a)	3,500	640,570
Laboratory Corporation of America Holdings (a)	2,574	396,756
ResMed, Inc.	6,000	467,220
Teleflex, Inc.	4,500	934,920
Waters Corporation (a)	2,000	367,680
		5,276,544
Industrials - 13.3%
AMETEK, Inc.	1,350	81,770
C.H. Robinson Worldwide, Inc.	6,000	412,080
Chicago Bridge & Iron Company N.V.	15,000	295,950
Deluxe Corporation	5,000	346,100
Donaldson Company, Inc.	13,000	592,020
Expeditors International of Washington, Inc.	8,000	451,840
Fastenal Company	10,000	435,300
Graco, Inc.	7,000	764,960
Jacobs Engineering Group, Inc.	5,475	297,785
L3 Technologies, Inc.	3,000	501,240
MSC Industrial Direct Company, Inc. - Class A	6,000	515,760
Pentair plc	2,900	192,966
Snap-on, Inc.	1,475	233,050
Stericycle, Inc. (a)	2,400	183,168
Waste Connections, Inc.	10,500	676,410
Woodward, Inc.	4,150	280,457
		6,260,856
Information Technology - 16.9%
Analog Devices, Inc.	3,671	285,604
ANSYS, Inc. (a)	3,500	425,880
Arrow Electronics, Inc. (a)	10,100	792,042
Broadridge Financial Solutions, Inc.	3,500	264,460
DST Systems, Inc.	10,200	629,340
Harris Corporation	6,000	654,480
Jack Henry & Associates, Inc.	7,700	799,799
Lam Research Corporation	9,000	1,272,870
Microchip Technology, Inc.	6,000	463,080
National Instruments Corporation	12,000	482,640
NVIDIA Corporation	6,500	939,640
Tech Data Corporation (a)	3,500	353,500
Western Digital Corporation	1,693	150,000
Xilinx, Inc.	7,000	450,240
		7,963,575

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.7% (Continued)	Shares	Value
Materials - 7.3%
Albemarle Corporation	6,700	$707,118
Ashland Global Holdings, Inc.	3,000	197,730
Martin Marietta Materials, Inc.	3,000	667,740
Packaging Corporation of America	7,000	779,730
Scotts Miracle-Gro Company (The)	5,000	447,300
Steel Dynamics, Inc.	12,000	429,720
Valvoline, Inc.	8,236	195,358
		3,424,696
Real Estate - 4.7%
Mid-America Apartment Communities, Inc.	15,000	1,580,700
Realty Income Corporation	11,525	635,949
		2,216,649
Utilities - 3.3%
AmeriGas Partners, L.P.	6,500	293,605
ONE Gas, Inc.	500	34,905
SCANA Corporation	8,530	571,595
Vectren Corporation	11,600	677,904
		1,578,009

Total Common Stocks (Cost $20,719,200)		$42,276,829

EXCHANGE-TRADED FUNDS - 5.8%	Shares	Value
Guggenheim Mid-Cap Core ETF	18,100	$1,091,430
iShares Core S&P Mid-Cap ETF	3,000	521,850
Vanguard Mid-Cap ETF	7,850	1,118,782
Total Exchange-Traded Funds (Cost $1,674,564)		$2,732,062

EXCHANGE-TRADED NOTES - 0.4%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $186,182)	6,000	$178,200

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.81% (b) (Cost $2,655,738)	2,655,738	$2,655,738

Total Investments at Value - 101.5% (Cost $25,235,684)		$47,842,829

Liabilities in Excess of Other Assets - (1.5%)		(724,146)

Net Assets - 100.0%		$47,118,683

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2017.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.0%	Par Value	Value
Alabama Drinking Water Financing Auth., Series A, Rev.,
3.00%, due 08/15/2019	$530,000	$551,062
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 12/01/2017	470,000	478,216
Alabama State Public School & College Auth., Capital Improvements, Series A, Rev.,
3.75%, due 02/01/2018	200,000	203,328
Alabama State Public School & College Auth., Capital Improvements, Series D, Rev.,
2.00%, due 09/01/2018	565,000	571,723
Alabama State, Series A, GO,
5.00%, due 08/01/2023	400,000	479,124
Alabaster, AL, Water Rev.,
3.00%, due 09/01/2017	400,000	401,320
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2019	375,000	386,272
Athens, AL, GO, Warrants,
4.00%, due 09/01/2018	300,000	310,137
5.00%, due 04/01/2024	500,000	589,110
Auburn University, AL, General Fee Rev.,
5.00%, due 06/01/2018	315,000	326,677
5.00%, due 06/01/2020	350,000	387,933
5.00%, due 06/01/2021	200,000	227,994
Auburn, AL, Refunding & Capital Improvements, Series B, GO, Warrants,
4.00%, due 08/01/2018	200,000	206,174
Auburn, AL, School, Series A, GO, Warrants,
5.00%, due 08/01/2018	500,000	521,650
Baldwin Co., AL, Board of Education, Rev.,
5.00%, due 07/01/2018	590,000	590,071
Baldwin Co., AL, GO, Warrants,
4.00%, due 06/01/2019	200,000	210,840
Birmingham, AL, Waterworks Board, Water Rev.,
3.625%, due 07/01/2018	250,000	256,505
Calera, AL, GO, Warrants,
3.00%, due 12/01/2017	410,000	413,272
Chambers Co., AL, Gasoline Tax Anticipation, Rev., Warrants,
2.00%, due 11/01/2019	290,000	290,542
Cullman, AL, Board of Education Special Tax School Warrants, Rev.,
2.00%, due 03/01/2023	325,000	327,863

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.0% (Continued)	Par Value	Value
Decatur, AL, Sewer Rev., Warrants,
3.00%, due 08/15/2019	$500,000	$517,625
Elmore Co., AL, GO, Warrants,
5.00%, due 10/01/2022	415,000	481,321
Florence, AL, GO, Warrants,
4.00%, due 08/01/2018	575,000	593,078
Foley, AL, Utilities Board, Rev.,
4.00%, due 11/01/2018	710,000	737,157
4.00%, due 11/01/2019	225,000	238,804
Hoover City, AL, Board of Education, Special Tax School Warrants,
4.00%, due 02/15/2020	470,000	501,857
Huntsville, AL, GO, Refunding and Capital Improvement Warrants,
4.00%, due 09/01/2018	500,000	517,430
Huntsville, AL, Series A, GO, Warrants,
5.00%, due 05/01/2024	665,000	806,060
Huntsville, AL, Series C, GO, School Warrants,
5.00%, due 11/01/2023	400,000	481,536
Huntsville, AL, Series C, GO, Warrants,
4.00%, due 05/01/2022	500,000	559,345
Lee Co., AL. Board of Education Warrants, Revenue,
4.00%, due 02/01/2025	500,000	569,605
Limestone Co., AL, Board of Education, Special Tax Warrants,
3.00%, due 11/01/2019	560,000	577,942
Macon Co., AL, GO, Warrants,
4.25%, due 10/01/2027,
Prerefunded 10/01/2017 @ 100	200,000	201,734
Madison Co., AL, Board of Education, Rev., Tax Anticipation Warrants,
2.00%, due 09/01/2019	220,000	222,856
Madison Co., AL, GO, School Warrants,
5.00%, due 03/01/2025	500,000	601,315
Madison Co., AL, GO, Warrants,
4.00%, due 09/01/2021	465,000	511,012
Madison Co., AL, Series A, Water Rev., Warrants,
2.00%, due 07/01/2017	250,000	250,007
Madison Co., AL, Water & Wastewater Board, Rev.,
3.00%, due 12/01/2019	430,000	448,679
Mobile Co., AL, GO, Refunding,
5.00%, due 06/01/2023	520,000	615,737

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.0% (Continued)	Par Value	Value
Mobile, AL, Board of School Commissioners, GO, Warrants,
5.00%, due 03/01/2025	$250,000	$300,070
Montgomery, AL, GO, Warrants,
2.50%, due 04/01/2021	500,000	503,610
Montgomery, AL, Series A, GO, Warrants,
5.00%, due 02/01/2024	220,000	239,886
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.00%, due 09/01/2017	250,000	251,768
Morgan Co., AL, Board of Education, Capital Outlay Warrants, Revenue,
4.00%, due 03/01/2019	165,000	172,838
4.00%, due 03/01/2019	85,000	88,652
Mountain Brook, AL, City Board of Education, GO, Warrants,
3.00%, due 03/01/2020	300,000	314,358
North Alabama Gas District, Rev.,
3.00%, due 06/01/2020	420,000	425,061
Northport, AL, GO, Warrants,
3.00%, due 09/01/2024	385,000	411,115
Opelika, AL, GO, Warrants,
2.00%, due 11/01/2017	275,000	275,894
Opelika, AL, Utilities Board, Series B, Rev.,
3.00%, due 06/01/2018	215,000	218,982
Orange Beach, AL, GO, Warrants,
4.00%, due 02/01/2018	200,000	203,412
5.00%, due 02/01/2019	240,000	254,114
Prattville, AL, GO, Warrants,
5.00%, due 11/01/2022	400,000	467,088
Prattville, AL, Waterworks Board, Rev.,
3.00%, due 08/01/2017	290,000	290,476
Sheffield, AL, Electric Rev.,
4.00%, due 07/01/2017	600,000	600,054
Sylacauga, AL, Utilities Board, Rev.,
3.00%, due 05/01/2021	310,000	327,388
Trussville, AL, GO,
5.00%, due 10/01/2019	400,000	433,584
Tuscaloosa, AL, Series B, GO, Warrants,
4.00%, due 01/01/2020	500,000	534,290
University of Alabama, AL, Series A, Rev.,
5.00%, due 07/01/2017	245,000	245,029

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.0% (Continued)	Par Value	Value
Vestavia Hills, AL, GO, Warrants,
4.00%, due 02/01/2018	$515,000	$523,492
4.00%, due 02/01/2021	500,000	543,685
4.00%, due 02/01/2025	500,000	568,850
Vestavia Hills, AL, Series A, GO, Warrants,
3.00%, due 02/01/2018	240,000	242,746

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds (Cost $25,411,170)		$25,599,355

MONEY MARKET FUNDS - 4.3%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.82% (a) (Cost $1,150,272)	1,150,272	$1,150,272

Total Investments at Value - 101.3% (Cost $26,561,442)		$26,749,627

Liabilities in Excess of Other Assets - (1.3%)		(347,737)

Net Assets - 100.0%		$26,401,890

(a)	The rate shown is the 7-day effective yield as of June 30, 2017.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2017 (Unaudited)

1. Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies.

Fixed income securities, including municipal bonds, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy. When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2017, by security type:

The Government Street Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$56,305,394	$-	$-	$56,305,394
Exchange-Traded Funds	2,938,624	-	-	2,938,624
Exchange-Traded Notes	178,200	-	-	178,200
Money Market Funds	4,402,964	-	-	4,402,964
Total	$63,825,182	$-	$-	$63,825,182

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The Government Street Mid-Cap Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$42,276,829	$-	$-	$42,276,829
Exchange-Traded Funds	2,732,062	-	-	2,732,062
Exchange-Traded Notes	178,200	-	-	178,200
Money Market Funds	2,655,738	-	-	2,655,738
Total	$47,842,829	$-	$-	$47,842,829

The Alabama Tax Free Fund:	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$25,599,355	$-	$25,599,355
Money Market Funds	1,150,272	-	-	1,150,272
Total	$1,150,272	$25,599,355	$-	$26,749,627

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedules of Investments for a listing of the common stocks by sector type. As of June 30, 2017, the Funds did not have any transfers into or out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of June 30, 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Security Transactions

Security transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2017:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Cost of portfolio investments	$37,071,739	$25,212,896	$26,561,442

Gross unrealized appreciation	$26,854,278	$22,825,539	$219,640
Gross unrealized depreciation	(100,835)	(195,606)	(31,455)
Net unrealized appreciation	$26,753,443	$22,629,933	$188,185

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments for The Government Street Mid-Cap Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. The “book/tax” differences are temporary in nature and are primarily due to adjustments to basis on publicly traded partnerships.

4. Concentration of Credit Risk

The Alabama Tax Free Bond Fund invests primarily in debt instruments of municipal issuers in the state of Alabama. The issuers’ abilities to meet their obligations may be affected by economic developments in the state or its region, as well as disruptions in the credit markets and the economy, generally.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

COMMON STOCKS - 92.0%	Shares	Value
Consumer Discretionary - 14.9%
Amazon.com, Inc. (a)	775	$750,200
Comcast Corporation - Class A	19,000	739,480
Dollar Tree, Inc. (a)	7,200	503,424
Home Depot, Inc. (The)	3,490	535,366
Lennar Corporation - Class A	13,000	693,160
Lowe's Companies, Inc.	9,150	709,400
Priceline Group, Inc. (The) (a)	300	561,156
TJX Companies, Inc. (The)	5,000	360,850
Walt Disney Company (The)	6,700	711,875
		5,564,911
Consumer Staples - 6.9%
J.M. Smucker Company (The)	3,500	414,155
PepsiCo, Inc.	6,400	739,136
Procter & Gamble Company (The)	7,900	688,485
Wal-Mart Stores, Inc.	9,500	718,960
		2,560,736
Energy - 6.9%
Chevron Corporation	8,700	907,671
Exxon Mobil Corporation	6,300	508,599
Hess Corporation	13,730	602,335
Total S.A. - ADR	11,400	565,326
		2,583,931
Financials - 14.6%
Ameriprise Financial, Inc.	5,800	738,282
Chubb Ltd.	3,000	436,140
Discover Financial Services	15,500	963,945
Invesco Ltd.	17,000	598,230
JPMorgan Chase & Company	12,500	1,142,500
Morgan Stanley	16,500	735,240
PNC Financial Services Group, Inc. (The)	6,500	811,655
		5,425,992
Health Care - 12.6%
Aetna, Inc.	5,600	850,248
Allergan plc	2,700	656,343
Amgen, Inc.	2,500	430,575
McKesson Corporation	2,600	427,804
Merck & Company, Inc.	11,000	704,990
Thermo Fisher Scientific, Inc.	4,400	767,668
UnitedHealth Group, Inc.	4,500	834,390
		4,672,018

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.0% (Continued)	Shares	Value
Industrials - 10.7%
Delta Air Lines, Inc.	15,500	$832,970
Eaton Corporation plc	8,500	661,555
General Electric Company	24,000	648,240
Nielsen Holdings plc	13,000	502,580
Norfolk Southern Corporation	5,000	608,500
United Technologies Corporation	6,000	732,660
		3,986,505
Information Technology - 22.5%
Alphabet, Inc. - Class A (a)	1,005	934,328
Alphabet, Inc. - Class C (a)	1,000	908,730
Apple, Inc.	10,000	1,440,200
Cisco Systems, Inc.	23,000	719,900
eBay, Inc. (a)	11,800	412,056
Intel Corporation	19,500	657,930
International Business Machines Corporation	2,500	384,575
Microsoft Corporation	10,300	709,979
Oracle Corporation	16,200	812,268
QUALCOMM, Inc.	12,100	668,162
TE Connectivity Ltd.	9,500	747,460
		8,395,588
Materials - 2.0%
Eastman Chemical Company	8,695	730,293

Real Estate - 0.9%
American Tower Corporation	2,655	351,310

Total Common Stocks (Cost $21,004,117)		$34,271,284

EXCHANGE-TRADED FUNDS - 2.1%	Shares	Value
Vanguard Information Technology ETF (Cost $643,908)	5,400	$760,536

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.6%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.82% (b) (Cost $2,830,093)	2,830,093	$2,830,093

Total Investments at Value - 101.7% (Cost $24,478,118)		$37,861,913

Liabilities in Excess of Other Assets - (1.7%)		(623,212)

Net Assets - 100.0%		$37,238,701

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2017.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.0%	Par Value	Value
Albemarle Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2026	$350,000	$434,364
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2024	250,000	288,667
5.00%, due 01/01/2025	460,000	555,910
4.00%, due 01/01/2030	400,000	455,184
City of Norfolk, Virginia, Series A, GO,
5.00%, due 10/01/2026	200,000	249,204
City of Winchester, Virginia, GO,
5.00%, due 09/01/2027	125,000	150,638
4.00%, due 09/01/2029	250,000	285,660
Fairfax Co., Virginia, Economic Development, Revenue,
0.90%, due 12/01/2033 (a)	350,000	350,000
0.90%, due 12/01/2033 (a)	350,000	350,000
Fairfax Co., Virginia, Industrial Development Authority, Revenue,
5.00%, due 05/15/2022,
prerefunded 05/15/2019 @ 100	750,000	804,750
Fairfax Co., Virginia, Sewer, Revenue,
4.50%, due 07/15/2030,
prerefunded 07/15/2021 @ 100	250,000	281,982
Fairfax Co., Virginia, Water, Revenue,
5.00%, due 04/01/2027	500,000	575,520
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 07/01/2026	500,000	603,925
Hampton Roads Sanitation District, Virginia, Wastewater, Series A, Revenue,
5.00%, due 01/01/2027,
prerefunded 01/01/2021 @ 100	400,000	452,576
Hampton, Virginia, GO,
5.00%, due 04/01/2025	500,000	584,425
Harrisonburg, Virginia, GO,
5.00%, due 07/15/2022	350,000	410,760
Henrico Co., Virginia, Public Improvements, GO,
5.00%, due 08/01/2027	350,000	442,309

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.0% (Continued)	Par Value	Value
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020,
prerefunded 05/01/2019 @ 100	$350,000	$375,116
5.00%, due 05/01/2022,
prerefunded 05/01/2019 @ 100	430,000	460,857
James City, Virginia, Water & Sewer, Revenue,
5.00%, due 01/15/2026	250,000	308,092
Louisa, Virginia, Industrial Dev. Authority, Poll Control Revenue,
2.15%, due 11/01/2035	200,000	203,176
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	625,000	676,094
Manassas, Virginia, Public Improvement, Series D, GO,
5.00%, due 07/01/2019	250,000	269,625
Newport News, Virginia, GO,
5.00%, due 07/15/2025	350,000	433,374
Northern Virginia Transportation Authority, Special Tax, Revenue,
5.00%, due 06/01/2026	400,000	485,196
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	217,860
Prince William Co., Virginia, Lease Participation Certificates,
5.00%, due 10/01/2020	500,000	554,920
Rappahannock, Virginia, Regional Jail Authority, Revenue,
5.00%, due 10/01/2024	300,000	363,231
Richmond, Virginia, Public Utility, Revenue,
4.00%, due 01/15/2018	400,000	406,716
Roanoke, Virginia, Public Improvement, Series A, GO,
5.00%, due 07/15/2025	400,000	476,460
Spotsylvania Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2021	300,000	341,004
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2023	400,000	473,612
Stafford Co., Virginia, Public Improvement, GO,
5.00%, due 08/01/2026	375,000	460,991

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.0% (Continued)	Par Value	Value
Suffolk, Virginia, Public Improvement, GO,
5.00%, due 02/01/2022	$400,000	$464,900
Suffolk, Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	250,000	258,213
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	205,000	217,210
5.00%, due 07/01/2027	350,000	429,040
Virginia Beach, Virginia, Development Authority, Series A, Revenue,
5.00%, due 11/01/2020	300,000	336,954
Virginia Beach, Virginia, GO,
5.00%, due 03/01/2023	300,000	357,105
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021,
prerefunded 06/01/2019 @ 100	250,000	268,755
Virginia Beach, Virginia, Public Improvement, Series A, GO,
4.00%, due 04/01/2027	205,000	224,571
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	557,410
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 03/01/2019	250,000	266,225
4.00%, due 09/01/2026	500,000	553,795
Virginia Commonwealth Transportation Board, Federal Grant Anticipation Notes, Revenue,
5.00%, due 03/15/2025	500,000	589,205
Virginia Commonwealth Transportation Board, Federal Grant Anticipation Notes, Series A, Revenue,
5.00%, due 03/15/2023	500,000	578,220
Virginia Small Business Financing Authority, Healthcare Facilities, Revenue,
5.00%, due 11/01/2017	250,000	253,420
Virginia State Commonwealth Transportation Board, Federal Grant Anticipation Notes, Revenue,
5.00%, due 03/15/2025	375,000	458,460

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.0% (Continued)	Par Value	Value
Virginia State Housing Dev. Authority, Revenue,
3.05%, due 07/01/2021	$200,000	$210,962
Virginia State Public School Authority, Revenue,
5.00%, due 08/01/2023	500,000	586,835
5.00%, due 07/15/2026	300,000	357,891
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	500,000	521,760
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021,
prerefunded 10/01/2019 @ 100	500,000	543,555
Virginia State Resources Authority, Infrastructure, Revenue,
5.00%, due 11/01/2024,
prerefunded 11/01/2018 @ 100	405,000	426,736
5.00%, due 11/01/2024
prerefunded 11/01/2018 @ 100	35,000	36,879
5.00%, due 11/01/2024	60,000	63,087
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	150,000	177,626
Washington Co., Virginia, Revenue,
4.00%, due 12/01/2025	350,000	399,686
Western Virginia Regional Jail Authority, Revenue,
5.00%, due 12/01/2023	250,000	297,440

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $22,576,758)		$23,218,138

WASHINGTON, D.C. REVENUE BONDS - 2.1%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $501,752)	$500,000	$523,625

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 1.8%	Shares	Value
SPDR® Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	2,500	$121,250
VanEck Vectors AMT-Free Intermediate Municipal Index ETF	14,000	334,880
Total Exchange-Traded Funds (Cost $467,750)		$456,130

MONEY MARKET FUNDS - 3.2%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.82% (b) (Cost $781,975)	781,975	$781,975

Total Investments at Value - 100.1% (Cost $24,328,235)		$24,979,868

Liabilities in Excess of Other Assets - (0.1%)		(12,565)

Net Assets - 100.0%		$24,967,303

(a)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2017.
(b)	The rate shown is the 7-day effective yield as of June 30, 2017.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2017 (Unaudited)

1. Securities Valuation

The portfolio securities of The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds, are generally valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies.

Fixed income securities, including municipal bonds, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy. When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2017, by security type:

The Jamestown Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$34,271,284	$-	$-	$34,271,284
Exchange-Traded Funds	760,536	-	-	760,536
Money Market Funds	2,830,093	-	-	2,830,093
Total	$37,861,913	$-	$-	$37,861,913

The Jamestown Tax Exempt Virginia Fund:	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$23,741,763	$-	$23,741,763
Exchange-Traded Funds	456,130	-	-	456,130
Money Market Funds	781,975	-	-	781,975
Total	$1,238,105	$23,741,763	$-	$24,979,868

Refer to The Jamestown Equity Fund’s Schedule of Investments for a listing of the common stocks by sector type. As of June 30, 2017, the Funds did not have any transfers into or out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of June 30, 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2017:

	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$24,554,157	$24,328,235

Gross unrealized appreciation	$13,604,894	$687,074
Gross unrealized depreciation	(297,138)	(35,441)
Net unrealized appreciation	$13,307,756	$651,633

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4. Concentration of Credit Risk

The Jamestown Tax Exempt Virginia Fund invests primarily in debt instruments of municipal issuers in the Commonwealth of Virginia. The issuers’ abilities to meet their obligations may be affected by economic developments in the Commonwealth or its region, as well as disruptions in the credit markets and the economy, generally.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williamsburg Investment Trust

By (Signature and Title)*		/s/ Bo James Howell
Bo James Howell, Secretary

Date	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President
(FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund)

Date	August 28, 2017

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President
(The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date	August 28, 2017

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President
(The Jamestown Equity Fund)

Date	August 28, 2017

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President
(The Jamestown Tax Exempt Virginia Fund)

Date	August 28, 2017

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President
(The Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund)

Date	August 28, 2017

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer and Principal Financial Officer

Date	August 28, 2017

*	Print the name and title of each signing officer under his or her signature.